Fair Value (Details) - Schedule of beginning and ending balances for the liabilities measured at fair value $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Warrants:
Balance	$ 3,531
Issuance of warrants in connection with Fortress Financing Agreement	190
Fair value adjustment of outstanding warrants	97,604
Balance	$ 101,325